SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Property, Plant and Equipment [Abstract]
Office equipment, at cost	$ 162,327	$ 20,811	$ 162,327
Less: accumulated depreciation	(132,470)	(16,983)	(115,806)
Property and equipment, net	$ 29,857	$ 3,828	$ 46,521